Claims Payable (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Claims Payable
Claims payable beginning balance	$ 24,628	$ 3,890
Claims expense		216,791	$ 24,146
Claims paid	(233,015)	(196,053)	(21,137)
Adjustment, net			881
Claims payable ending balance	$ 39,165	$ 24,628	$ 3,890